Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial assets [line items]
Current	$ 955,604	$ 585,919
Long-term investments	248,579	248,936
Total	1,204,183	834,855
Financial assets at amortized cost, category
Disclosure of detailed information about financial assets [line items]
Current	886,077	478,162
Long-term investments	248,579	248,936
Total	1,134,656	727,098
Time deposits and bonds
Disclosure of detailed information about financial assets [line items]
Current	886,684	478,742
Long-term investments	248,757	249,459
Total	1,135,441	728,201
Time deposits and bonds | Allowance for impairment
Disclosure of detailed information about financial assets [line items]
Current	(607)	(580)
Long-term investments	(178)	(523)
Total	(785)	(1,103)
Time deposits
Disclosure of detailed information about financial assets [line items]
Current	695,840	288,387
Long-term investments	105,000	108,000
Total	800,840	396,387
Bonds
Disclosure of detailed information about financial assets [line items]
Current	190,844	190,355
Long-term investments	143,757	141,459
Total	334,601	331,814
Investment funds
Disclosure of detailed information about financial assets [line items]
Current	69,527	107,757
Long-term investments	0	0
Total	$ 69,527	$ 107,757